Expense Example {- Fidelity Freedom® 2005 Fund} - 03.31 Fidelity Freedom Funds Combo PRO - Class K6-08 - Fidelity Freedom® 2005 Fund - Class K6	May 29, 2021 USD ($)
Expense Example:
1 year	$ 38
3 years	118
5 years	206
10 years	$ 464